LOANS RECEIVABLE - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2013 Number Investor	Sep. 30, 2012 Number	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Participating interests included in mortgage loans and wholly owned mortgage loans serviced by others		$ 976,000	$ 4,100,000
Loans and participations serviced for others		24,400,000	27,300,000
Proceeds from sale of loans receivable held for sale		1,977,739,000	1,849,956,000	1,693,002,000
Loan to value ratio		80.00%
Construction and development loans requiring board approval		$1.0 million or greater
Construction and development loans requiring board approval amount		1,000,000
Appraisal report required for the loan		250,000
Frequency of inspections for commercial real estate loans description		Collateral inspections are obtained on an annual basis for each loan over $1 million, and on a triennial basis for each loan between $500,000 and $1 million.
Confirmed losses carried as specific valuation allowances	23,300,000
Non accrual status loans receivable due period		90 days
Loans classified as nonaccrual		20,200,000
Percentage of nonaccrual loans paid current		63.80%
Gross interest income		6,750,000	1,200,000	2,800,000
Nonaccrual loans increased	41,400,000
Carrying value of loans returned to performing status		12,600,000
Minimum period to gain performing status		6 months
Commitment outstanding		1,000	235,000
Total investment in other states		10,000,000
Loans Sold with recourse		11,400,000,000
Total liability recourse		2,600,000	5,300,000
Sold principal of loans with incurred losses		13,600,000	9,900,000	11,600,000
Total recourse losses incurred on sold loans		923,000	290,000	1,400,000
Number of investors		2
Number of repurchase request cleared		25	29
Number of repurchase requests received		50	71
Percentage of repurchase requests cleared		50.00%	41.00%
Residential properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans pledged to secure FHLB advances		522,100,000	508,900,000
Proceeds from sale of loans receivable held for sale		1,977,700,000	1,850,000,000	1,693,000,000
Bank realized gross gains on the sale of loans held for sale		62,200,000	48,800,000	29,400,000
Bank realized gross losses on the sale of loans held for sale		30,000	2,000	140,000
Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Risk-weight for risk-based capital requirements		50.00%
Risk-weight for risk-based capital requirements others		100.00%
Outstanding criteria for review of loan included in borrower relationship		5,000,000
Outstanding criteria for review for each individual loan		1,000,000
Frequency of collateral inspection of each loan receivable, years		Annual
Outstanding criteria for collateral inspection of each loan receivable on annual basis, years		1,000,000
Construction And Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of renewed loans		76
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Days of early payment expiry		90 days
Minimum [Member] | Residential properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustable rate mortgages initial period for fixed rate years		1 year
Internal loan-to-value limits		80.00%
Minimum [Member] | Land acquisition and Development Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recurring period of renewal of commitment period		6 months
Loan receivable initial term of construction loans		24 months
Typical extension period allowed bank after maturity		6 months
Minimum [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Dwelling units		5
Annual average occupancy rate		80.00%
Collateral inspections are obtained on a triennial basis		500,000
Loan receivable criteria for financial information of borrower		500,000
Minimum [Member] | Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable initial term of construction loans		12 months
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Days of early payment expiry		180 days
Maximum [Member] | Residential properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum percentage of loans fully or partially owned by executive officers, directors and their associates		5.00%	5.00%
Adjustable rate mortgages initial period for fixed rate years		7 years
Maximum [Member] | Land acquisition and Development Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable initial term of construction loans		48 months
Maximum [Member] | Land acquisition and Development Loans [Member] | Raw Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Internal loan-to-value limits		65.00%
Maximum [Member] | Land acquisition and Development Loans [Member] | Land development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Internal loan-to-value limits		75.00%
Maximum [Member] | Land acquisition and Development Loans [Member] | Residential and non-residential construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Internal loan-to-value limits		85.00%
Maximum [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Dwelling units		36
Loans to value percentage criteria based		80.00%
Collateral inspections are obtained on a triennial basis		1,000,000
Maximum [Member] | Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable initial term of construction loans		18 months
Mortgage Loans over $1,000,000 [Member] | Minimum [Member] | Residential properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loan approved by CEO/EVP/Chief Credit Officer		1,000,000
Mortgage Loans over $250,000 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum loan approval amount		$ 1,000,000